Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2021	2020
Salaries, bonuses, director fees and other short-term benefits	$21	$19
Post-employment benefits	1	8
Share option compensation expense	12	10
Compensation expense related to Units	48	6
	$82	$43